Provision for Income Taxes - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Income (loss) before income taxes	$ 1,486	$ 639	$ 377
Income tax holiday expected to expire, year	2021
Foreign taxes decreases due to impact of tax holiday	$ 29	$ 28
Benefit of tax holiday on net income per share (diluted)	$ 0.11	$ 0.11
Increase in valuation allowance	$ 5	$ 20
Increase in unrecognized tax benefits	92
Increases from tax positions taken during current period	17
Valuation allowance, offset amount	239
Valuation allowance for deferred tax assets allocated to comprehensive income	625
Valuation allowance for deferred tax assets allocated to additional paid-in capital	7
Net deferred tax assets (liabilities)	(2,203)	(49)
Tax loss carryforwards	1,130
Tax credit carryforwards	795
Net income tax payable excluding liability for unrecognized tax benefits	26	9
Deferred tax liability recognized in undistributed earnings of foreign subsidiaries	(359)	(31)
Total unrecognized tax benefits, if recognized, would impact the effective tax rate	126
Unrecognized tax benefits relates to interest and penalties	7	3	1
Liability for related interest and penalties	14	$ 7	$ 4
Freescale Semiconductor, Ltd. [Member]
Income Tax Disclosure [Line Items]
Increase in valuation allowance	$ 135